ACQUISITION OF WWE (Schedule of Supplemental Pro Forma Financial Information) (Details) - WWE [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Business Acquisition [Line Items]
Pro forma revenue	$ 4,168,395	$ 3,965,557
Pro forma net income	$ 208,802	$ 31,167